Transactions with Related Parties - Additional Information - Management (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended									6 Months Ended			0 Months Ended	6 Months Ended		3 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Feb. 07, 2011 CEO	Sep. 30, 2013 CEO	Jun. 30, 2013 CEO USD ($)	Jun. 30, 2013 CEO EUR (€)	Jun. 30, 2012 CEO USD ($)	May 03, 2016 CEO	May 03, 2015 CEO	May 03, 2014 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO	Jun. 30, 2013 CFO USD ($)	Jun. 30, 2013 CFO EUR (€)	Jun. 30, 2012 CFO USD ($)	May 03, 2013 CEO	Jun. 30, 2013 CEO USD ($)	Jun. 30, 2013 CEO EUR (€)	Apr. 20, 2012 CEO - First Installment	Sep. 30, 2013 CEO - Second Installment	Sep. 30, 2013 CEO - Third Installment	Jun. 30, 2013 CFO USD ($)	Jun. 30, 2013 CFO EUR (€)	Jun. 30, 2013 COO USD ($)	Jun. 30, 2013 COO EUR (€)	Jun. 30, 2012 COO USD ($)
Related Party Transaction [Line Items]
Executive directors consultancy fees					$ 79		$ 116							$ 25		$ 36		$ 41					$ 22		$ 79		$ 76
Number of shares issued				18,667																9,333	9,333	9,334
Minimum annual consulting fees					$ 208	€ 160								$ 73	€ 56			$ 227	€ 175				$ 133	€ 102	$ 153	€ 118
Number of shares vested during the period								9,334	9,333	9,333	9,334	9,333	9,333
Number of shares granted during the period	279,333	90,667	28,000														28,000
US Dollar to Euro exchange rate	1.3